Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties
Total	¥ 51,936	$ 7,460	¥ 238,839
Amounts due to related parties
Total	79,032	$ 11,352	34,673
JOYY Inc [Member]
Amounts due from related parties
Total	10,807		231,226
Tencent Holdings Limited [Member]
Amounts due from related parties
Total	41,129		6,142
Amounts due to related parties
Total	78,832		33,773
Other Related Party [Member]
Amounts due from related parties
Total	0		1,471
Amounts due to related parties
Total	¥ 200		¥ 900